ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS (Schedule of Reconciliation of US GAAP TO IFRS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Current assets, US GAAP	$ 697,998	$ 446,727
Current assets, Adjustments
Current assets, IFRS	697,998
Property and equipment, net, US GAAP	616,686	459,533
Property and equipment, net, Adjustments
Property and equipment, net, IFRS	616,686
Long term assets, US GAAP	65,200
Long term assets, Adjustments	(7,000)
Long term assets, IFRS	58,200
TOTAL ASSETS	1,379,884	965,368
Total assets, Adjustments	(7,000)
Total assets, IFRS	1,372,884
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities, US GAAP	247,115	211,119
Current liabilities, Adjustments
Current liabilities, IFRS	247,115
Long-term liabilities, US GAAP	450,155
Long-term liabilities, Adjustments	(1,323)
Long-term liabilities, IFRS	448,832
TOTAL LIABILITIES	697,270	579,782
Total liabilities, Adjustments	(1,323)
Total liabilities, IFRS	695,947
TOTAL EQUITY	682,614	385,586	$ 195,561	$ 141,248
TOTAL SHAREHOLDERS' EQUITY, Adjustments	(5,677)
TOTAL SHAREHOLDERS' EQUITY, IFRS	676,937	379,708
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,379,884	965,368
Total liabilities and shareholders' equity, Adjustments	(7,000)
Total liabilities and shareholders' equity, IFRS	1,372,884
Reconciliation of Condensed Statement of Operations from US GAAP to IFRS
Profit before income tax and excluding other financing expense, net, US GAAP	223,090
Profit before income tax and excluding other financing expense, net, Adjustments	(193)
Profit before income tax and excluding other financing expense, net, IFRS	222,897
Other financing expense, net, US GAAP	(12,492)	(109,930)	(55,404)
Other financing expense, net, Adjustments	143
Other financing expense, net, IFRS	(12,349)
Profit before income tax expense, US GAAP	210,598	(41,405)	(26,114)
Profit before income tax expense, Adjustments	(50)
Profit before income tax expense, IFRS	210,548
Income tax expense, US GAAP	(1,432)	12,278	24,742
Income tax expense, Adjustments
Income tax expense, IFRS	(1,432)
NET PROFIT (LOSS)	209,166	(29,127)	(1,372)
Profit for the period, Adjustments	(50)
Profit for the period, IFRS	209,116
Net income attributable to the non-controlling interest, US GAAP	(5,242)	(520)	5,635
Net income attributable to the non-controlling interest, Adjustments
Net income attributable to the non-controlling interest, IFRS	(5,242)
Net profit attributable to the company	203,924	(29,647)	4,263
Net profit attributable to the company, Adjustments	(50)
Net profit in accordance with IFRS	203,874	43,373	24,914
Reconciliation of Net Profit (Loss) from US GAAP to IFRS
Net profit (loss) in accordance with US GAAP	203,924	(29,647)	4,263
Financial instruments	143	73,770	21,556
Pension plans	(206)	(705)	(1,314)
Termination benefits	13	(45)	409
Net profit in accordance with IFRS	203,874	43,373	24,914
Reconciliation of Shareholders' Equity from US GAAP to IFRS
Shareholders' equity in accordance with US GAAP	682,614	385,586	$ 195,561	$ 141,248
Financial instruments	(237)	(380)
Termination benefits	1,560	1,502
Goodwill	(7,000)	(7,000)
Shareholders' equity in accordance with IFRS	676,937	379,708
Reconciliation of Goodwill from US GAAP to IFRS
Goodwill in accordance with US GAAP	7,000	7,000
Goodwill	(7,000)	(7,000)
Goodwill in accordance with IFRS
Reconciliation of Other Long-Term Assets from US GAAP to IFRS
Other long term assets in accordance with US GAAP	4,447	5,903
Financial instruments		(450)
Other long term assets in accordance with IFRS	4,447	5,453
Reconciliation of Short-Term Debt and Current Maturities of Loans and Debentures from US GAAP to IFRS
Short-term debt and current maturities of loans and debentures in accordance with US GAAP	48,084	33,259
Financial instruments		(70)
Short-term debt and current maturities of loans and debentures in accordance with IFRS	48,084	33,189
Reconciliation of Long-Term Debentures from US GAAP to IFRS
Long term debentures in accordance with US GAAP	162,981	45,481
Financial instruments	237
Long term debentures in accordance with IFRS	163,218	45,481
Reconciliation of Long-Term Employee Related Liabilities from US GAAP to IFRS
Long-term employee related liabilities in accordance with US GAAP	14,176	14,189
Termination benefits	(1,560)	(1,502)
Long-term employee related liabilities in accordance with IFRS	$ 12,616	$ 12,687